FAIR VALUE MEASUREMENTS (Table)	6 Months Ended
Jun. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Assets and Liabilities
	December 31, 2023			June 30, 2024 (Unaudited)
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$315,784	$-	$315,784	$463,120	$-	$463,120
Corporate debentures and commercial paper	-	1,001	1,001	-	1,398	1,398
Government debentures	-	1,194	1,194	-	11,861	11,861

Marketable securities:
Corporate debentures and commercial paper	-	319,844	319,844	-	352,665	352,665
Government debentures	-	287,720	287,720	-	206,292	206,292

Total money market funds and marketable securities measured at fair value	$315,784	$609,759	$925,543	$463,120	$572,216	$1,035,336